Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 424,629	$ 173,287
Accounts receivable	270,108
Inventories (NOTE 4 )	4,673,189	5,341,997
Prepaid expenses and other current assets	45,983	18,713
TOTAL CURRENT ASSETS	5,413,909	5,533,997
INVENTORIES (NOTE 4 )	1,081,425	1,505,020
PROPERTY AND EQUIPMENT, net (NOTE 5)	4,928,280	5,389,660
MINERAL PROPERTIES AND INTERESTS, net (NOTE 6)	3,679,652	3,785,868
RECLAMATION BONDS (NOTE 3)	947,116	758,011
TOTAL ASSETS	16,050,382	16,972,556
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	375,999	1,459,605
Royalties and upside participation payable (NOTE 7)	1,977,633	798,257
Accrued liabilities – officers and other wages (NOTE 13)	111,159	71,697
Notes payable, current portion (NOTE 8)	427,413	981,759
Settlement of consulting contract payable (NOTE 11)	200,000	200,000
Prepaid forward gold contract liability (NOTE 7)	10,263,438	3,336,618
Due to PDK in lieu of gold deliveries (NOTE 7)	5,771,000
TOTAL CURRENT LIABILITIES	19,126,642	6,847,936
LONG-TERM LIABILITIES
Notes payable, net of current portion (NOTE 8)	116,098	226,427
Asset retirement obligation (NOTE 10)	1,362,294	1,233,514
Prepaid forward gold contract liability (NOTE 7)		10,263,382
TOTAL LONG-TERM LIABILITIES	1,478,392	11,723,323
TOTAL LIABILITIES	20,605,034	18,571,259
COMMITMENTS AND CONTINGENCIES (NOTES 3, 6 AND 14)
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, $.001 par value; 10,000,000 shares authorized, none issued or outstanding
Common Stock, $.001 par value; 100,000,000 shares authorized; 26,831,603 and 26,831,603 shares issued and outstanding, respectively	26,833	26,833
Additional paid-in capital	9,666,275	9,666,275
Accumulated deficit	(14,247,760)	(11,291,811)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(4,554,652)	(1,598,703)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 16,050,382	$ 16,972,556